AMERICAN MUTUAL FUND, INC.

 333 South Hope Street Los Angeles, California 90071 Telephone (213) 486-9200

January 5, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      American Mutual Fund, Inc.
                  File Nos.  2-10607 and 811-572
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Dear Sir or Madam:

     Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statements of Additional Information since the electronic filing on December 29, 2003 of the Registrant's Post-Effective Amendment No. 113 under the Act and Amendment No. 33 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Julie F. Williams

Julie F. Williams

Attachment

cc:      Linda Stirling


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